Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Capital Stock

Note 16 – Capital Stock

The Company is authorized to issue up to 5,000,000 shares of preferred stock, $0.0001 par value, of which three shares were designated as Series A Preferred Stock and 2,000,000 were designated as Series B Preferred stock, the balance of 2,999,997 shares of preferred stock were undesignated as of September 30, 2020.

The holders of Series A Preferred Stock have no dividend rights, liquidation preference and conversion rights. As long as any shares of Series A Preferred Stock remain issued and outstanding, the holders of Series A Preferred Stock have the right to vote on all shareholder matters equal to sixty percent (60%) of the total vote. At the option of the Company, Series A Preferred Stock is redeemable at $1.00 per share.

The holders of Series B Preferred Stock have the same dividend rights as common stockholders on a fully converted basis, are entitled to receive pari passu with any distribution of any of the assets of the Company to the holders of the Company’s common stock, but not prior to any holders of senior securities. Each share of Series B Preferred Stock may be converted, at the option of the holder thereof, into that number of shares of common stock of the Company as equals $1.00 divided by 90% of the average of the volume weighted average prices (“VWAP”) of the Company’s common stock, for the five trading days immediately preceding the date the notice of conversion is received, subject to the limit of 4.999% of the Company’s outstanding shares of common stock. The holders of Series B Preferred Stock have no voting rights.

On May 15, 2020, the Company entered into a Securities Purchase Agreement with GCN as described in greater detail in “Note 2 – Organization, Ownership and Business”. Pursuant to the SPA, the Company acquired a 51% interest in Life Guru from GCN in consideration for 500,000 shares of newly designated Series B Convertible Preferred Stock, which had an agreed upon value of $500,000 ($1.00 per share), and agreed to issue GCN up to an additional 1,500,000 shares of Series B Convertible Preferred Stock (with an agreed upon value of $1,500,000) upon reaching certain milestones. The fair value of the first 500,000 shares of the Company’s Series B Preferred Stock at grant date was $605,488, a result of market price per common share at the grant date times the equivalent number of common shares after the conversion of Series B Preferred Stock. Such 500,000 initial shares of Series B Preferred Stock were subsequently converted to common stock in June 2020, as discussed below.

On May 20, 2020, the Company issued one share of its newly designated shares of Series A Preferred Stock to each of the three members of its then Board of Directors, (1) Jacob D. Cohen, (2) Esteban Alexander and (3) Luis Alan Hernandez, in consideration for services rendered to the Company as members of the Board of Directors. Such shares of Series A Preferred Stock vote in aggregate sixty percent (60%) of the total vote on all shareholder matters, voting separately as a class. Notwithstanding such voting rights, no change in control of the Company was deemed to have occurred in connection with the issuance since Messrs. Cohen, Alexander and Hernandez, own in aggregate 68% of the Company’s outstanding common stock and therefore controlled the Company prior to such issuance.

As of September 30, 2020, there were 3 shares of Series A Preferred Stock and no shares of Series B Preferred Stock issued and outstanding. There were no shares of preferred stock issued and outstanding as of December 31, 2019.

The Company is authorized to issue up to 195,000,000 shares of common stock, $0.0001 par value, of which 40,444,575 shares were issued and outstanding at September 30, 2020 and 27,208,356 were issued and outstanding at December 31, 2019.

On July 5, 2019, our Board of Directors adopted and approved our 2019 Stock Option and Incentive Plan (the “Plan”). The Plan is intended to promote the interests of our Company by providing eligible persons with the opportunity to acquire a proprietary interest, or otherwise increase their proprietary interest, in the Company as an incentive for them to remain in the service of the Company. The maximum number of shares available to be issued under the Plan is currently 10,000,000 shares, subject to adjustments for any stock splits, stock dividends or other specified adjustments which may take place in the future. During the nine months ended September 30, 2020, the Company issued a total of 645,000 shares to eligible persons under the Plan and recorded $198,950 as Stock Based Compensation against these issuances based on the market prices at the grant date. As of September 30, 2020, the number of shares under the Plan available for future issuance was 7,690,000 shares.

On January 1, 2020, the Company issued Jesse J. Dickens, CEO of CCS, 500,000 shares of restricted common stock pursuant to an employment agreement entered into on October 1, 2019. Mr. Dickens will receive an annual base salary of $120,000, plus an equity grant in the amount of one million (1,000,000) shares of restricted common stock (the “Equity Shares”) subject to a vesting period of one-year, of which two-hundred and fifty thousand (250,000) shares were issued to Mr. Dickens upon signing the Employment Agreement and the remaining shares issuable as follows: 250,000 shares on January 1, 2020, 250,000 shares on April 1, 2020, and 250,000 shares on July 1, 2020. Accordingly, 250,000 shares were recognized as Mr. Dickens’ compensation during the first quarter of 2020, 250,000 shares shall be recognized as Mr. Dickens’ compensation during the second quarter of 2020, and the final tranche of 250,000 shares were recognized as Mr. Dickens’ compensation during the third quarter of 2020. The shares were valued at $1.12 per share based on the market price at the grant date. Accordingly, the Company recorded stock-based compensation of $280,000 and $840,000 for the three and nine months ended September 30, 2020, respectively.

On January 3, 2020, 650,000 shares of restricted common stock were cancelled in connection with the four exchange agreements, dated April 12, 2019 (see “Note 2 - Organization, Ownership and Business”), pursuant to which 5,900,000 shares of common stock were to be cancelled in exchange for four long-term notes totaling $350,000. 4,250,000 shares were returned to treasury and cancelled in 2019, and the remaining 1,000,000 shares were returned to treasury in the second quarter of 2020.

On January 13, 2020, the Company executed a Data Delivery and Ancillary Services Agreement with a third party, pursuant to which the Company issued 357,142 shares of the Company’s restricted common stock to the third party in exchange of sector-specific consumer records and data to be utilized for marketing purposes provided by the third party and the ancillary advisory services such as data cleaning, data emailing, lead generation campaigns, and social media management. The shares were valued at $0.56 per share or $200,000 in aggregate, based on the market price at the grant date.

On January 17, 2020, the Company issued 62,500 shares of restricted common stock to an investor in exchange for $25,000 in cash and $25,000 of principal and interest due under that certain convertible promissory note between the Company and the investor dated August 26, 2019. The Company received cash of $25,000 on November 26, 2019 which was recorded as common stock payable as of December 31, 2019. The shares issued to the investor are part of the 10,000,000 shares qualified and registered in connection with the Offering Statement.

On February 28, 2020, the Company issued 160,000 common shares to an investor in exchange for $46,500 in cash, net of offering costs, and $30,000 of principal and interest due under that certain convertible promissory note between the Company and the investor dated August 26, 2019. The shares issued to the investor are part of the 10,000,000 Shares offered and registered by the Company under the Offering Statement.

On April 2, 2020, the Company issued 40,000 shares of common stock to an investor in exchange for $20,000 of principal and interest due under that certain convertible promissory note between the Company and the investor dated October 10, 2019. The shares issued to the investor are part of the 10,000,000 Shares offered and registered by the Company under the Offering Statement.

On May 22, 2020, the Company issued 3,000,000 shares of common stock to Jacob Cohen, the Company’s Director and CEO, as a bonus for services rendered. The shares were valued at $0.26 per share or $780,000 in aggregate, based on the market price at the grant date, and recorded as stock-based compensation to related parties.

On May 22, 2020, the Company issued 3,000,000 shares of common stock to Esteban Alexander, the Company’s Director and COO, as a bonus for services rendered. The shares were valued at $0.26 per share or $780,000 in aggregate, based on the market price at the grant date, and recorded as stock-based compensation to related parties.

On June 2, 2020, the 500,000 shares of Series B Convertible Preferred stock were converted into 2,083,333 shares of the Company’s restricted common stock per GCN’s request.

On June 4, 2020, the Company issued 50,000 common shares to an investor in exchange for $6,600 of principal and interest due under that certain convertible promissory note between the Company and the investor dated October 28, 2019.

On July 27, 2020, the Company issued 1,030,808 common shares to an investor in exchange for $77,929 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Fourth Man, LLC dated October 28, 2019. After this conversion, the balance owed under the convertible note is $0.

On July 27, 2020, the Company issued 1,119,309 common shares to an investor in exchange for $84,620 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Armada Capital Partners, LLC dated October 28, 2019. After this conversion, the balance owed under the convertible note is $0.

On July 27, 2020, the Company issued 1,119,309 common shares to an investor in exchange for $84,620 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to BHP Capital NY, Inc. dated October 28, 2019. After this conversion, the balance owed under the convertible note is $0.

On August 26, 2020, the Company issued 242,407 common shares to settle a Note with an unrelated party, dated May 17, 2019. The shares were valued at $0.33 per share based on the market price at the settlement date. Accordingly, the Company recorded a loss on loan settlement of $48,203 during the nine months ended September 30, 2020.

On August 28, 2020, the Company issued 895,722 common shares to settle a Note with an unrelated party. The shares were valued at $0.33 per share based on the market price at the settlement date. Accordingly, the Company recorded loss on loan settlement of $186,310 during the nine months ended September 30, 2020.

On September 8, 2020, the Company issued 330,689 common shares to an investor in exchange for $25,000 of principal and accrued interest owed under the terms and conditions of that convertible note, dated October 15, 2019. After this conversion, the balance owed under the convertible note is $33,888.

Note 13 – Capital Stock

The Company is authorized to issue up to 5,000,000 shares of preferred stock, $ 0.0001 par value, of which 3 shares were designated as Series A Preferred Stock and 2,000,000 were designated as Series B Preferred stock.

The holders of Series A Preferred Stock have no dividend rights, liquidation preference and conversion rights. As long as any shares of Series A Preferred Stock remain issued and outstanding, the holders of Series A Preferred Stock have the right to vote on all shareholder matters equal to sixty percent (60%) of the total vote. At the option of the Company, Series A Preferred Stock is redeemable at $1.00 per share.

The holders of Series B Preferred Stock have the same dividend rights as common stockholders on the fully conversion basis, are entitled to receive pari passu with any distribution of any of the assets of the Company to the holders of the Company’s common stock, but not prior to any holders of senior securities. Each share of Series B Preferred Stock may be converted, at the option of the holder thereof, into that number of shares of common stock of the Company as equals $1.00 divided by 90% of the average of the volume weighted average prices (“VWAP”) of the Company’s common, for the five trading days immediately preceding the date the notice of conversion is received, subject to the limit as 4.999% of the Company’s outstanding shares of common stock. The holders of Series B Preferred Stock have no voting rights.

As of December 31, 2019 and 2018, there was no preferred stock issued and outstanding.

The Company is authorized to issue up to 195,000,000 shares of common stock, $0.0001 par value, of which 27,208,356 shares are issued and outstanding (outstanding shares includes 1,650,410 treasury shares) at December 31, 2019 and 18,000,000 at December 31, 2018.

As part of the 10,933,356 shares before the reverse merger, the Company issued 3,800,000 shares of common stock to Robert Holden for future services as the Company CEO and Director on May 31, 2018 to pursue a digital marketing business under the name of Digital Marketing Interactive. As a result of the resignation of Mr. Holden on August 19, 2018, the Company no longer anticipates operating under the d/b/a Digital Marketing Interactive and/or maintaining a business focus in digital marketing moving forward. The Company has taken legal action to recover the 3,800,000 shares of stock issued to Mr. Holden, which action is currently pending.

On April 12, 2019, the Company issued 18,000,000 shares of common stock for the acquisition Novopelle.

On April 12, 2019, the Company entered into four exchange agreements with current shareholders to cancel 5,900,000 shares of common stock in exchange for four long-term notes totaling $350,000. As of December 31, 2019, 4,250,000 shares were returned to Treasury for cancellation, and 1,650,000 shares were cancelled in 2020.

On May 3, 2019, the Company issued 100,000 shares of the Company’s common stock to a non-related third-party investor in exchange for $10,000 in cash.

On June 21, 2019, the Company issued 50,000 shares of common stock as part consideration of a loan agreement. The shares were valued at $0.10 per share or $5,000 based on recent sales of common stock to the third party.

On June 24, 2019, the issued 250,000 shares of the Company’s common stock as part consideration of an exclusive licensing agreement. The shares were valued at $0.10 per share or $25,000 based on recent sales of common stock to the third party.

On August 23, 2019, the Company issued 100,000 shares of the Company’s common stock in consideration for consulting services. The shares were valued at $1.50 per share or $150,000 based on the market price on the date of issuance.

On September 9, 2019, the Company issued 100,000 shares of common stock as part consideration of a loan agreement. The shares were valued at $1.00 per share or $100,000 based on the market price on the date of issuance.

On October 11, 2019, the Company issued 10,000 shares of common stock as part consideration of a loan agreement. The shares were valued at $1.16 per share or $11,600 based on the market price on the date of issuance.

As of December 31, 2019, the Company recorded common stock payable in the amount of $25,000 for an agreement to issue shares of common stock that was not issued as of December 31, 2019.

On July 5, 2019, our Board of Directors adopted and approved our 2019 Stock Option and Incentive Plan (the “Plan”). The Plan is intended to promote the interests of our Company by providing eligible person with the opportunity to acquire a proprietary interest, or otherwise increase their proprietary interest, in the Company as an incentive for them to remain in the service of the Company. The maximum number of shares available to be issued under the Plan is currently 10,000,000 shares, subject to adjustments for any stock splits, stock dividends or other specified adjustments which may take place in the future. The Company issued a total of 1,915,000 shares to eligible persons under the Plan and recorded a total $2,141,790 as Stock Based Compensation against these issuances for the year ended December 31, 2019 based on the market price on the date of issuance.